SUBSIDIARIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) individual	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of subsidiaries [line items]
Paid-in capital	¥ 7,083,537	$ 1,085,600		¥ 7,083,537	¥ 7,083,537
Dongguan Changsheng Enterprise Company Limited [member]
Disclosure of subsidiaries [line items]
Name of the entity	Dongguan Changsheng Enterprise Company Limited
Principal place of operation	PRC
Proportion of equity interests held by the Company	51.00%
Proportion of equity interests held by the Group	51.00%
Proportion of equity interests held by non-controlling interests	49.00%
Paid-in capital	¥ 38,000
Shenzhen Fu Yuan Enterprise Development Company Limited [member]
Disclosure of subsidiaries [line items]
Name of the entity	Shenzhen Fu Yuan Enterprise Development Company Limited
Principal place of operation	PRC
Proportion of equity interests held by the Company	100.00%
Proportion of equity interests held by the Group	100.00%
Proportion of equity interests held by non-controlling interests	0.00%
Paid-in capital	¥ 18,500
Shenzhen Pinghu Qun Yi Railway Store Loading and Unloading Company Limited [member]
Disclosure of subsidiaries [line items]
Name of the entity	Shenzhen Pinghu Qun Yi Railway Store Loading and Unloading Company Limited
Principal place of operation	PRC
Proportion of equity interests held by the Company	100.00%
Proportion of equity interests held by the Group	100.00%
Proportion of equity interests held by non-controlling interests	0.00%
Paid-in capital	¥ 10,000
Shenzhen Guangshen Railway Economic and Trade Enterprise Company Limited [member]
Disclosure of subsidiaries [line items]
Name of the entity	Shenzhen Guangshen Railway Economic and Trade Enterprise Company Limited
Principal place of operation	PRC
Proportion of equity interests held by the Company	100.00%
Proportion of equity interests held by the Group	100.00%
Proportion of equity interests held by non-controlling interests	0.00%
Paid-in capital	¥ 2,000
Shenzhen Railway Station Passenger Services Company Limited [member]
Disclosure of subsidiaries [line items]
Name of the entity	Shenzhen Railway Station Passenger Services Company Limited
Principal place of operation	PRC
Proportion of equity interests held by the Company	100.00%
Proportion of equity interests held by the Group	100.00%
Proportion of equity interests held by non-controlling interests	0.00%
Paid-in capital	¥ 1,500
Guangshen Railway Station Dongqun Trade and Commerce Service Company Limited [member]
Disclosure of subsidiaries [line items]
Name of the entity	Guangshen Railway Station Dongqun Trade and Commerce Service Company Limited
Principal place of operation	PRC
Proportion of equity interests held by the Company	100.00%
Proportion of equity interests held by the Group	100.00%
Proportion of equity interests held by non-controlling interests	0.00%
Paid-in capital	¥ 1,020
Guangzhou Railway Huangpu Service Company Limited [member]
Disclosure of subsidiaries [line items]
Name of the entity	Guangzhou Railway Huangpu Service Company Limited
Principal place of operation	PRC
Proportion of equity interests held by the Company	100.00%
Proportion of equity interests held by the Group	100.00%
Proportion of equity interests held by non-controlling interests	0.00%
Paid-in capital	¥ 379
Zengcheng Lihua Stock Company Limited ("Zengcheng Lihua") [member]
Disclosure of subsidiaries [line items]
Name of the entity	Zengcheng Lihua Stock Company Limited("Zengcheng Lihua")
Principal place of operation	PRC
Proportion of equity interests held by the Company	44.72%
Proportion of equity interests held by the Group	44.72%
Proportion of equity interests held by non-controlling interests	55.28%
Paid-in capital	¥ 107,050
Number of individual holding more than zero point five percent equity interest | individual	0
Maximum [member] | Zengcheng Lihua Stock Company Limited ("Zengcheng Lihua") [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by individuals	0.50%

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.5250, the certified exchange rates for December 31, 2020 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2020 or on any other date.